SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Payable obligation		¥ 33,669
Other payable and accrued liabilities		14,302
Other non-current liabilities	$ 2,769	¥ 19,367	¥ 4,355